BOND FUND S/A/R

--------------------------------------------------------------------------------


                                  UBS
                                  BOND
                                  FUND

                                  --------

                                  UBS
                                  Private Investor
                                  Funds, Inc.

                                  Semi-Annual Report
                                  June 30, 1998


--------------------------------------------------------------------------------

UBS Private Investor Funds, Inc.
Chairman's Letter
--------------------------------------------------------------------------------

Dear Shareholder,

Thank you for your investment in the UBS Bond Fund, which is part of the UBS Private Investor Funds.

We are pleased to provide you with the Fund's semi-annual report for the six months ended June 30, 1998. This report contains a letter from the portfolio manager discussing the performance of the Fund for the six months ended June 30, 1998, including a market overview. In addition, it includes a complete set of financial statements as well as a schedule of investments.

The UBS Private Investor Funds are an integral part of the asset allocation service provided by The Private Bank* of Union Bank of Switzerland, the largest bank in Switzerland. The Funds provide investment opportunities in U.S. and international securities markets to enhance investment performance, diversify risk and preserve capital within your investment objectives.

The UBS Private Investor Funds bring you:

       The expertise of The Private Bank's professional money managers

       Global investment perspective and knowledge

       A high priority on financial stability and preservation of wealth

As you are aware, in December, 1997, Union Bank of Switzerland and Swiss Bank Corporation ('SBC') announced their intention to merge. Early in February, 1998, the shareholders of UBS and SBC overwhelmingly approved the proposed merger. The merger was completed on Monday June 29, 1998, creating UBS A.G.

UBS A.G. is a top-tier global financial services company which concentrates on clearly defined core businesses. As private banking and asset management are core businesses of the bank, shareholders of the UBS Private Investor Funds will continue to see a commitment to growing and building the mutual fund business.

We will continue to keep you informed of any new developments as they occur.

To learn more about the other UBS Private Investor Funds, please call (888) UBS-FUND. You will be provided with a copy of the prospectus which contains more complete information including charges and expenses. Please read it carefully before investing.

We appreciate your confidence in the UBS Private Investor Funds.

Sincerely,

Dr. HansPeter Lochmeier

Dr. HansPeter Lochmeier
Chairman of the Board
UBS Private Investor Funds, Inc.

------------------------
* 'The Private Bank', as used in this document, refers to Union Bank of Switzerland, New York Branch.

The semi-annual report must be accompanied or preceded by the Fund's prospectus.

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------

FUND PERFORMANCE

For the six months ended 6/30/98, the UBS Bond Fund (the 'Fund') had a total return of 3.15% versus an average total return for the Lipper Analytical Services Intermediate bond fund universe of 3.15% and a 3.46% return for the Lehman Brothers Intermediate Government/Corporate Index.

This chart provides a comparison of the Fund's performance to that of the Lehman Brothers Intermediate Government/Corporate Bond Index. This chart compares total returns (which includes changes in share price and reinvestment of all dividends and capital gains distributions) of a hypothetical $10,000 investment made on April 2, 1996* and held through June 30, 1998.


                        [PERFORMANCE GRAPH]

                                           Lehman
                                          Brothers
                                        Intermediate
                                        Government/
                    UBS                  Corporate
                 Bond Fund               Bond Index
                 ---------              ------------
                   10,000                  10,000
                    9,935                   9,958
                    9,930                   9,950
                   10,031                  10,056
                   10,057                  10,086
                   10,072                  10,094
                   10,199                  10,234
                   10,378                  10,415
                   10,512                  10,553
                   10,436                  10,485
                   10,470                  10,526
                   10,485                  10,546
                   10,419                  10,473
                   10,532                  10,597
                   10,605                  10,685
                   10,706                  10,782
                   10,902                  11,001
                   10,842                  10,946
                   10,951                  11,073
                   11,080                  11,196
                   11,095                  11,220
                   11,190                  11,310
                   11,332                  11,458
                   11,309                  11,449
                   11,339                  11,486
                   11,388                  11,543
                   11,469                  11,627
                   11,543                  11,702

      Average Annual Total Return:

                                                                            LEHMAN BROTHERS
                                                                             INTERMEDIATE
                                                              UBS BOND         GOVT/CORP
                                                                FUND          BOND INDEX
                                                              --------      ---------------

Six months ended June 30, 1998.............................     3.15%             3.46%
1 year ended June 30, 1998.................................     7.82%             8.53%
Since inception* through June 30, 1998.....................     6.59%             7.25%

     ----------------------
     * Commencement of operations -- April 2, 1996

ECONOMIC OVERVIEW AND BOND MARKET OUTLOOK

The first half of 1998 was dominated by two major themes; first the dampening impact on US GDP growth from the deterioration in Asian economic conditions and second, further declines in inflation largely driven by the strength in the US dollar. These factors contributed to the Federal Reserve's unchanged policy and a steady improvement in bond prices during the period. The yield curve flattened with the 2 year yield falling 17 basis points to 5.47% and the 30 year yield declining 31 basis points to 5.63%.

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------

Looking forward, we forecast that domestic demand will continue to grow at a rapid rate; specifically, we expect gross domestic purchases, which is the sum of consumer spending, residential and business investment, and government spending, to grow at around 4%. A forecasted $30 billion decline in net exports and a $20 billion decline in business inventory accumulation are expected to result in an overall GDP growth rate of around 2.7%. This is somewhat slower than in recent quarters, but still quite healthy. For the year, this implies GDP growth of around 3.2%.

On the inflation front, we are forecasting low core CPI inflation of around 2.1% in the second half of the year. Core service sector inflation is expected to remain at its current rate of 3.2% in the second half. For the year, this implies a core CPI inflation rate of 2.2%.

We expect monetary policy to remain stable. The Federal Reserve Bank has not changed overnight rates in nearly a year and a half, and Chairman Greenspan indicated that stable policy is likely to continue in coming months. Additionally, the supply of Treasury instruments continues to decline as the federal government has moved into surplus. Finally, and most importantly, uncertainty regarding Asia remains quite high, and the most powerful force acting on the bond market in the last nine months has been a flight-to-quality. We suspect that the mere potential of further turmoil in Asia places a ceiling on US interest rates not far above current levels.

STRATEGY
The Fund has had a duration that is .15 to .20 years longer than the benchmark for most of the year. We increased our overweight in corporates in January and have maintained a 10% to 15% overweight. The sectors we have favored include cable and media, utilities and banks. We have been underweighted in yankee bonds. We have added 6% in AAA commercial mortgage backed securities which have performed well because of their positive convexity. Additionally we have taken gains in the asset backed positions that we purchased at the end of 1997.

Ranjani Nagaswami
Portfolio Manager

Maud I. Welles
Portfolio Manager

------------------------

The Fund is not insured by the FDIC and is not a deposit with, an obligation of, or guaranteed by Union Bank of Switzerland. The Fund is subject to investment risks, including possible loss of principal amount invested.

Shares of the Fund are distributed by First Fund Distributors, Inc. which is not affiliated with Union Bank of Switzerland.

Unlike other mutual funds, the Fund seeks to achieve its investment objective by investing all of its investable assets in UBS Investor Portfolios Trust -- UBS Bond Portfolio (the 'Portfolio') which is a separate fund with an identical investment objective.

Union Bank of Switzerland is voluntarily waiving all shareholder servicing fees for the Fund and reimbursing a portion of the Fund's expenses. Union Bank of Switzerland is also waiving a portion of its advisory fees for the Portfolio. If Union Bank of Switzerland had not waived fees and reimbursed expenses, total return would have been lower. Past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged composite of intermediate duration consisting of publicly issued, fixed rate, non-convertible domestic bonds.

UBS Bond Fund
Statement of Assets and Liabilities
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investment in UBS Investor Portfolios Trust -- UBS Bond Portfolio, at value.........     $16,827,940
Receivable from funds services agent................................................           5,465
Deferred organization expenses and other assets.....................................          74,565
                                                                                         -----------
          Total Assets..............................................................      16,907,970
                                                                                         -----------
LIABILITIES:
Administrative services fees payable................................................           1,019
Dividends payable...................................................................             419
Payable for purchase of capital stock...............................................          13,332
Other accrued expenses..............................................................          19,686
                                                                                         -----------
          Total Liabilities.........................................................          34,456
                                                                                         -----------
NET ASSETS..........................................................................     $16,873,514
                                                                                         -----------
                                                                                         -----------

SHARES OUTSTANDING ($0.001 par value, 10 million shares authorized).................         165,457
                                                                                             -------
                                                                                             -------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE......................         $101.98
                                                                                             -------
                                                                                             -------

COMPOSITION OF NET ASSETS:
Shares of common stock, at par......................................................     $       165
Additional paid-in capital..........................................................      16,718,696
Net unrealized appreciation of investments..........................................          88,373
Accumulated undistributed net investment income.....................................          16,913
Accumulated net realized gain on securities.........................................          49,367
                                                                                         -----------
          Net Assets................................................................     $16,873,514
                                                                                         -----------
                                                                                         -----------

------------------------
See notes to financial statements.

UBS Bond Fund
Statement of Operations
For the Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Investment Income and Expenses allocated from UBS Investor Portfolios
  Trust -- UBS Bond Portfolio
     Interest............................................................                  $493,291
                                                                                           --------
          Investment income..............................................                   493,291
     Total expenses......................................................    $ 54,997
     Less: Fee waiver....................................................     (15,816)
                                                                             --------
     Net expenses........................................................                    39,181
                                                                                           --------
Net Investment Income from UBS Investor Portfolios Trust -- UBS Bond
  Portfolio..............................................................                   454,110

EXPENSES:
     Shareholder service fees............................................      20,087
     Administrative services fees........................................       5,223
     Registration fees...................................................      14,579
     Amortization of organization expenses...............................      11,432
     Reports to shareholders expense.....................................      10,684
     Transfer agent fees.................................................       7,438
     Audit fees..........................................................       6,190
     Fund accounting fees................................................       4,590
     Directors' fees.....................................................       1,700
     Legal fees..........................................................       1,071
     Miscellaneous expenses..............................................       2,767
                                                                             --------
          Total expenses.................................................      85,761
          Less: Fee waiver and expense reimbursements....................     (60,664)
                                                                             --------
          Net expenses...................................................                    25,097
                                                                                           --------
Net investment income....................................................                   429,013
                                                                                           --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS FROM UBS INVESTOR
  PORTFOLIOS TRUST -- UBS BOND PORTFOLIO
Net realized gain on securities transactions.............................                    70,007
Net change in unrealized depreciation of investments.....................                   (21,098)
                                                                                           --------
Net realized and unrealized gain on investments from UBS Investor
  Portfolios Trust -- UBS Bond Portfolio.................................                    48,909
                                                                                           --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................                  $477,922
                                                                                           --------
                                                                                           --------

------------------------
See notes to financial statements.

UBS Bond Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                   SIX MONTHS
                                                                                      ENDED          FOR THE YEAR
                                                                                  JUNE 30, 1998          ENDED
                                                                                   (UNAUDITED)     DECEMBER 31, 1997
                                                                                  -------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income..........................................................    $    429,013       $   521,100
Net realized gain (loss) on securities.........................................          70,007            (3,776)
Net change in unrealized (depreciation) appreciation of investments............         (21,098)          108,850
Net increase in net assets resulting from operations...........................         477,922           626,174
                                                                                  -------------       -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..........................................................        (427,516)         (521,100)
Net realized gains.............................................................        --                 (11,079)
                                                                                  -------------       -----------
Total dividends and distributions to shareholders..............................        (427,516)         (532,179)
                                                                                  -------------       -----------

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares...............................................      10,848,739        10,921,938
Net asset value of shares issued to shareholders in reinvestment of dividends
  and distributions............................................................         413,855           509,400
Cost of shares redeemed........................................................      (7,985,848)       (5,479,261)
                                                                                  -------------       -----------
Net increase in net assets from transactions in shares of common stock.........       3,276,746         5,952,077
                                                                                  -------------       -----------

NET INCREASE IN NET ASSETS.....................................................       3,327,152         6,046,072

NET ASSETS:
Beginning of period............................................................      13,546,362         7,500,290
                                                                                  -------------       -----------
End of period (including undistributed net investment income of $16,913 and
  $15,416, respectively).......................................................    $ 16,873,514       $13,546,362
                                                                                  -------------       -----------
                                                                                  -------------       -----------


------------------------
See notes to financial statements.

UBS Bond Fund
Financial Highlights
--------------------------------------------------------------------------------

                                                              SIX MONTHS
                                                                 ENDED          FOR THE YEAR        APRIL 2, 1996*
                                                             JUNE 30, 1998          ENDED               THROUGH
                                                              (UNAUDITED)     DECEMBER 31, 1997    DECEMBER 31, 1996
                                                             -------------    -----------------    -----------------
FOR A SHARE OUTSTANDING FOR THE PERIOD

Net asset value, beginning of period......................      $101.50            $100.13              $100.00
                                                                -------            -------              -------
Income from investment operations:
     Net investment income................................         2.67               5.71                 4.12
     Net realized and unrealized gain on investments......         0.49               1.30                 0.14
                                                                -------            -------              -------
     Total income from investment operations..............         3.16               7.01                 4.26
                                                                -------            -------              -------

Less dividends and distributions to shareholders:
     Dividends from net investment income.................        (2.68)             (5.53)               (4.11)
     Distributions from net realized gains................       --                  (0.11)               (0.02)
                                                                -------            -------              -------
     Total dividends and distributions....................        (2.68)             (5.64)               (4.13)
                                                                -------            -------              -------
Net asset value, end of period............................      $101.98            $101.50              $100.13
                                                                -------            -------              -------
                                                                -------            -------              -------
Total return..............................................         3.15%(1)           7.22%                4.36%(1)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted).............      $16,874            $13,546              $ 7,500
     Ratio of expenses to average net assets(2)...........         0.80%(3)           0.80%                0.80%(3)
     Ratio of net investment income to average net
       assets(2)..........................................         5.34%(3)           5.52%                5.61%(3)

------------------------

 *  Commencement of operations.
(1) Not annualized.
(2) Includes the Fund's share of UBS Investor Portfolios Trust -- UBS Bond Portfolio expenses and net of fee waivers and expense reimbursements. Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.95% (annualized), 1.54% and 3.33% (annualized) for the respective periods.
(3) Annualized.

See notes to financial statements.

UBS Bond Fund
Notes to Financial Statements
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

1. GENERAL
UBS Bond Fund (the 'Fund') is a diversified, no-load mutual fund registered under the Investment Company Act of 1940. The Fund is one of several series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law. At June 30, 1998, the Company included six other funds, UBS International Equity Fund, UBS Value Equity Fund, UBS Institutional International Equity Fund, UBS High Yield Bond Fund, UBS Small Cap Fund and UBS Large Cap Growth Fund. These financial statements relate only to the Fund.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the UBS Bond Portfolio of UBS Investor Portfolios Trust (the 'Portfolio'), an open-end management investment company that has the same investment objective as that of the Fund. At June 30, 1998, certain shares of the Fund were held by UBS or its affiliates on behalf of its clients.

Investors Bank & Trust Company ('IBT') serves as the Fund's administrator and First Fund Distributors, Inc. ('FFDI') serves as the Fund's distributor. Union Bank of Switzerland, New York Branch ('UBS') serves as the funds services agent to the Fund.

The financial statements of the Portfolio, including its Schedule of Investments, are included elsewhere within this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Significant accounting policies followed by the Fund are as follows:

A. INVESTMENT VALUATION -- The value of the Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio (19.23% at June 30, 1998). Valuation of securities by the Portfolio is discussed in Note 2A of the Portfolio's Notes to Financial Statements.

B. INVESTMENT INCOME, EXPENSES AND REALIZED AND UNREALIZED GAINS AND
LOSSES -- The Fund records its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses are allocated daily to investors of the Portfolio based upon the amount of their investment in the Portfolio.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies, including the requirement to distribute substantially all of its taxable income, including any net realized capital gains on investment transactions, to its shareholders. Accordingly, no provision for federal income or excise taxes is necessary.

D. DIVIDENDS AND DISTRIBUTIONS -- The Fund declares dividends from net investment income to shareholders of record on the day of declaration. Such dividends are declared daily and paid monthly. Net realized gains, if any, will be distributed at least annually. However, to the extent that net realized gains of the Fund can be reduced by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in

UBS Bond Fund
Notes to Financial Statements
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based upon their federal tax-basis treatment; temporary differences do not require reclassification.

E. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization in the amount of approximately $107,000 have been deferred and are being amortized on a straight line basis over five years from the Fund's commencement of operations (April 2, 1996).

F. OTHER -- The Fund bears all costs of its operations other than expenses specifically assumed by IBT, FFDI and UBS. Expenses incurred by the Company on behalf of any two or more funds are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to the Fund are charged directly to the Fund.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Company, IBT provides overall administrative services and general office facilities. As compensation for such services, the Company has agreed to pay IBT a fee, accrued daily and payable monthly, at an annual rate of 0.065% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. IBT does not receive a fee on average daily net assets in excess of $200 million. For the six months ended June 30, 1998, the administrative services fee amounted to $5,223.

B. DISTRIBUTION AGREEMENT -- Under the terms of a Distribution Agreement, FFDI serves as the distributor of Fund shares. FFDI does not receive any fees from the Fund for services provided pursuant to this agreement.

C. SHAREHOLDER SERVICING AGREEMENT -- The Fund has entered into a Shareholder Servicing Agreement with UBS pursuant to which UBS provides certain services to shareholders of the Fund. The Fund has agreed to pay UBS a fee for these services, accrued daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of the Fund. For the six months ended June 30, 1998, the shareholder service fee amounted to $20,087, all of which was waived.

D. FUNDS SERVICES AGREEMENT -- Under the terms of a Funds Services Agreement with the Company, UBS has agreed to provide certain administrative services to the Fund. UBS is not entitled to any additional compensation pursuant to this agreement.

E. EXPENSE REIMBURSEMENT -- UBS has voluntarily agreed to limit the total operating expenses of the Fund, including its share of the Portfolio's expenses and excluding extraordinary expenses, to an annual rate of 0.80% of the Fund's average daily net assets. For the six months ended June 30, 1998, UBS reimbursed the Fund for expenses totaling $40,577 in connection with this voluntary limitation. UBS may modify or discontinue this voluntary expense limitation at any time with 30 days' advance notice to the Fund.

UBS Bond Fund
Notes to Financial Statements
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS
At June 30, 1998 there were 500 million shares of the Company's common stock authorized, of which 10 million shares were classified as common stock of the Fund. Transactions in shares of the Fund were as follows:

                                                          SIX MONTHS ENDED
                                                           JUNE 30, 1998         YEAR ENDED
                                                            (UNAUDITED)       DECEMBER 31, 1997
                                                          ----------------    -----------------
Shares subscribed......................................        106,414             108,662
Shares issued to shareholders from reinvestment of
  dividends and distributions..........................          4,066               5,076
Shares redeemed........................................        (78,490)            (55,177)
                                                               -------             -------
Net increase in shares outstanding.....................         31,990              58,561
                                                               -------             -------
                                                               -------             -------

UBS Bond Portfolio
Schedule of Investments
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

  FACE                                                                           COUPON      MATURITY      MARKET
  VALUE                             SECURITY DESCRIPTION                           RATE         DATE         VALUE
----------   ------------------------------------------------------------------   ------      --------    -----------
             U.S. TREASURY & U.S. GOVERNMENT AGENCY OBLIGATIONS -- 45.7%
             U.S. TREASURY OBLIGATIONS -- 39.7%
$7,050,000   U.S. Treasury Bond................................................   5.875%     11/15/99     $ 7,081,931
 1,203,000   U.S. Treasury Bond................................................   7.750%      1/31/00       1,242,843
 7,000,000   U.S. Treasury Note................................................   5.500%      2/29/00       6,997,830
   755,000   U.S. Treasury Note................................................   6.375%      4/30/99         760,308
   700,000   U.S. Treasury Note................................................   5.375%      1/31/00         698,362
   375,000   U.S. Treasury Note................................................   5.875%      2/15/00         377,051
   500,000   U.S. Treasury Note................................................   5.500%      5/31/00         499,920
 3,500,000   U.S. Treasury Note................................................   6.250%      5/31/00       3,545,920
 1,000,000   U.S. Treasury Note................................................   6.000%      8/15/00       1,009,530
 1,500,000   U.S. Treasury Note................................................   6.625%      7/31/01       1,545,465
 3,140,000   U.S. Treasury Note................................................   6.500%      8/31/01       3,225,377
 1,100,000   U.S. Treasury Note................................................   5.875%     11/30/01       1,111,176
 2,020,000   U.S. Treasury Note................................................   6.375%      8/15/02       2,081,852
   500,000   U.S. Treasury Note................................................   5.750%     11/30/02         504,140
 1,419,000   U.S. Treasury Note................................................   7.250%      5/15/04       1,539,615
   100,000   U.S. Treasury Note................................................   7.250%      8/15/04         108,797
   500,000   U.S. Treasury Note................................................   5.875%     11/15/05         509,530
 1,850,000   U.S. Treasury Note................................................   5.625%      2/15/06       1,857,515
    50,000   U.S. Treasury Note................................................   7.000%      7/15/06          54,602
                                                                                                          -----------
                                                                                                           34,751,764
                                                                                                          -----------
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.0%
 1,400,000   Federal Home Loan Mortgage Corp...................................   5.960%     10/20/00       1,408,750
 1,000,000   Federal Home Loan Mortgage Corp...................................   5.750%     11/15/18         994,370
   900,000   Federal Home Loan Mortgage Corp...................................   7.000%      7/01/28         913,500
 1,900,000   Federal National Mortgage Association.............................   6.500%     12/18/17       1,927,303
                                                                                                          -----------
                                                                                                            5,243,923
                                                                                                          -----------
             TOTAL U.S. TREASURY & U.S. GOVERNMENT AGENCY
               OBLIGATIONS (COST $39,681,553)..................................                            39,995,687
                                                                                                          -----------

             CORPORATE OBLIGATIONS -- 43.4%

             CORPORATE OBLIGATIONS -- DOMESTIC -- 34.8%
             AEROSPACE/DEFENSE -- 1.0%
   750,000   Northrop Grumman Corporation......................................   8.625%     10/15/04         838,035
                                                                                                          -----------
             AIRLINES -- 0.9%
   600,000   Delta Air Lines, Inc..............................................  10.375%      2/01/11         791,748
                                                                                                          -----------
             BANKING -- 8.9%
   500,000   BanPonce Corp.....................................................   6.750%      4/26/00         506,125
   800,000   Bayerische Landesbank NY..........................................   6.200%      2/09/06         792,128
   750,000   Boatmen's Bancshares National Bank................................   9.250%     11/01/01         818,805
 1,000,000   Capital One Bank..................................................   6.375%      2/15/03       1,000,900
   450,000   Credit Suisse First Boston (a)....................................   6.500%      5/01/08         454,950
   600,000   First National Bank of Boston.....................................   7.375%      9/15/06         642,588
 1,000,000   Fleet Financial Group, Inc........................................   6.500%      3/15/08       1,012,020
   500,000   Key Bank NA.......................................................   6.950%      2/01/28         517,415
   500,000   Mercantile Bancorporation Inc.....................................   6.800%      6/15/01         510,420
   500,000   Society National Bank.............................................   7.250%      6/01/05         530,110
 1,000,000   SunTrust Banks, Inc...............................................   6.250%      6/01/08         998,440
                                                                                                          -----------
                                                                                                            7,783,901
                                                                                                          -----------
             BROKERAGE -- 5.5%
   500,000   Donaldson, Lufkin & Jenrette, Inc.................................   6.110%      5/15/01         501,575
 1,000,000   Goldman Sachs (a).................................................   7.800%      7/15/02       1,061,110
 1,003,000   Morgan Stanley Group, Inc.........................................   8.100%      6/24/02       1,072,187
 1,500,000   Salomon, Inc......................................................   6.500%      3/01/00       1,511,400

------------------------
See notes to financial statements.
                                       11

UBS Bond Portfolio
Schedule of Investments
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

  FACE                                                                           COUPON      MATURITY      MARKET
  VALUE                             SECURITY DESCRIPTION                           RATE         DATE         VALUE
----------   ------------------------------------------------------------------   ------      --------    -----------
$  650,000   Salomon, Inc......................................................   6.375%     10/01/04     $   654,849
                                                                                                          -----------
                                                                                                            4,801,121
                                                                                                          -----------

             FINANCING & LEASING -- 5.9%
   950,000   Associates Corp. N.A..............................................   8.500%      1/10/00         988,105
 1,100,000   Chrysler Financial Corporation....................................   6.080%      3/12/01       1,105,830
   500,000   CIBC Capital Funding LP (a).......................................   6.250%     12/17/02         500,745
   500,000   CIT Group Holdings................................................   6.375%      8/01/02         504,575
   265,000   General Electric Capital Corp.....................................   6.875%      4/15/00         269,995
 1,000,000   General Motors Acceptance Corporation.............................   6.375%     12/01/01       1,007,120
   750,000   Heller Financial, Inc.............................................   6.440%     10/06/02         751,658
                                                                                                          -----------
                                                                                                            5,128,028
                                                                                                          -----------
             FOOD -- 0.2%
   200,000   Flowers Industries, Inc...........................................   7.150%      4/15/28         205,536
                                                                                                          -----------
             INSURANCE -- 0.5%
   400,000   Equitable Companies Incorporated..................................   7.000%      4/01/28         408,656
                                                                                                          -----------
             LODGING -- 0.4%
   350,000   FelCor Suite Hotels, Inc..........................................   7.375%     10/01/04         345,639
                                                                                                          -----------
             MEDIA/CABLE -- 2.3%
   600,000   Century Communications Corp.......................................   9.500%      8/15/00         627,000
   125,000   Clear Channel Communications, Inc.................................   6.875%      6/15/18         125,238
   660,000   Continental Cablevision, Inc......................................  11.000%      6/01/07         720,581
   500,000   Turner Broadcasting...............................................   7.400%      2/01/04         522,656
                                                                                                          -----------
                                                                                                            1,995,475
                                                                                                          -----------
             OFFICE EQUIPMENT AND SUPPLIES -- 1.7%
 1,500,000   Xerox Corporation.................................................   6.500%      6/29/00       1,512,002
                                                                                                          -----------
             REAL ESTATE -- 1.3%
   350,000   Chelsea GCA Realty................................................   7.750%      1/26/01         358,365
   700,000   Crescent Real Estate (a)..........................................   7.125%      9/15/07         691,964
   125,000   Susa Partnership LP...............................................   7.125%     11/01/03         127,865
                                                                                                          -----------
                                                                                                            1,178,194
                                                                                                          -----------
             RETAIL -- 0.2%
   200,000   K Mart Corporation................................................   9.780%      1/05/20         226,244
                                                                                                          -----------
             TECHNOLOGY -- 0.5%
   450,000   Dell Computer Corporation.........................................   7.100%      4/15/28         459,639
                                                                                                          -----------
             TELECOMMUNICATIONS -- 1.0%
   125,000   AirTouch Communications, Inc......................................   6.650%      5/01/08         125,966
   700,000   WorldCom, Inc.....................................................   7.550%      4/01/04         741,314
                                                                                                          -----------
                                                                                                              867,280
                                                                                                          -----------
             TRANSPORTATION -- 0.6%
   500,000   Wisconsin Central Transportation Corporation......................   6.625%      4/15/08         501,729
                                                                                                          -----------
             UTILITIES -- 3.9%
   300,000   Cleveland Electric Illuminating Company...........................   7.880%     11/01/17         327,453
   550,000   Connecticut Light And Power.......................................   7.750%      6/01/02         563,822
   450,000   Gulf States Utilities.............................................   8.250%      4/01/04         484,065
   500,000   NICOR Gas Company.................................................   6.580%      2/25/28         509,650
 1,000,000   Nipsco Capital Markets, Inc.......................................   7.390%      4/01/04       1,058,330
   500,000   Penn Power & Light................................................   6.550%      3/01/06         510,230
                                                                                                          -----------
                                                                                                            3,453,550
                                                                                                          -----------

------------------------
See notes to financial statements.
                                       12

UBS Bond Portfolio
Schedule of Investments
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

  FACE                                                                           COUPON      MATURITY      MARKET
  VALUE                             SECURITY DESCRIPTION                           RATE         DATE         VALUE
----------   ------------------------------------------------------------------   ------      --------    -----------
             TOTAL CORPORATE OBLIGATIONS -- DOMESTIC (COST $30,181,703)........                           $30,496,777
                                                                                                          -----------
             CORPORATE OBLIGATIONS -- FOREIGN -- 8.4%
             BANKING -- 2.3%
$  500,000   Merita Bank (a)...................................................   7.150%     12/29/49         508,565
   450,000   Skandinaviska Enskilda Banken* (a)................................   6.500%     12/29/49         451,462
 1,000,000   Svenska Handelsbanken.............................................   8.350%      7/15/04       1,092,220
                                                                                                          -----------
                                                                                                            2,052,247
                                                                                                          -----------
             DIVERSIFIED -- 0.6%
   500,000   Tyco International Ltd............................................   6.375%      6/15/05         501,779
                                                                                                          -----------
             FINANCING & LEASING -- 4.6%
 1,108,000   Caisse Centrale Desjardins........................................   6.750%      4/17/01       1,127,488
 1,200,000   McKesson Financial Of Canada (a)..................................   6.550%     11/01/02       1,216,656
   850,000   Scotland International Finance BV.................................   8.800%      1/27/04         957,279
   700,000   Yorkshire Power Finance (a).......................................   6.496%      2/25/08         708,720
                                                                                                          -----------
                                                                                                            4,010,143
                                                                                                          -----------
             MEDIA/CABLE -- 0.3%
   200,000   Le Groupe Videotron ltee..........................................  10.625%      2/15/05         219,652
                                                                                                          -----------
             UTILITIES -- 0.6%
   550,000   United Utilities PLC..............................................   6.450%      4/01/08         549,907
                                                                                                          -----------
             TOTAL CORPORATE OBLIGATIONS -- FOREIGN (COST $7,305,026)..........                             7,333,728
                                                                                                          -----------
             CORPORATE OBLIGATIONS -- EURODOLLAR -- 0.2%
             ENERGY -- 0.1%
    50,000   BP America, Inc...................................................   9.750%      3/01/99          51,328
                                                                                                          -----------
             INDUSTRIAL -- CAPTIVE FINANCE -- 0.1%
    80,000   Unilever Capital..................................................   9.250%      3/29/00          84,366
                                                                                                          -----------
             TOTAL CORPORATE OBLIGATIONS -- EURODOLLAR (COST $134,784).........                               135,694
                                                                                                          -----------
             TOTAL CORPORATE OBLIGATIONS (COST $37,621,513)....................                            37,966,199
                                                                                                          -----------
             ASSET BACKED SECURITIES -- 9.3%
             AUTO LEASES -- 2.3%
   650,000   Arcadia Automobile Receivables Trust, Series 98-B.................   6.000%     11/15/03         650,406
   650,000   Key Auto Finance Trust, Series 97-2...............................   6.150%     10/15/01         653,734
   700,000   WFS Financial Owner Trust, Series 97-D............................   6.250%      3/20/02         705,023
                                                                                                          -----------
                                                                                                            2,009,163
                                                                                                          -----------
             BROKERAGE -- 2.7%
   600,000   First Union -- Lehman Brothers Commercial Mortgage Trust, Series
               98-C2...........................................................   6.560%     11/18/08         614,595
   838,086   Merrill Lynch Mortgage Investors, Inc., Series 98-C2..............   6.220%      2/15/30         843,646
   900,000   Morgan Stanley Capital, Series 98-WF2A2...........................   6.540%      7/15/30         914,484
                                                                                                          -----------
                                                                                                            2,372,725
                                                                                                          -----------
             CREDIT CARD RECEIVABLES -- 1.1%
   515,000   Discover Card Master Trust I, Series 98-4.........................   5.750%     10/16/03         511,941
   440,000   First Omni Bank Credit Card Trust, Series 96-A....................   6.650%      9/15/03         447,836
                                                                                                          -----------
                                                                                                              959,777
                                                                                                          -----------
             FINANCING & LEASING -- 3.2%
   688,806   DLJ Commercial Mortgage Corporation, Series 98-CF1................   6.140%     10/15/06         690,910
 1,293,142   GMAC Commercial Mortgage Securities, Inc., Series 98-C1...........   6.411%      5/15/30       1,311,847
   787,519   Nomura Asset Securities Corporation, Series 98-D6.................   6.280%      3/17/28         795,792
                                                                                                          -----------
                                                                                                            2,798,549
                                                                                                          -----------

------------------------
See notes to financial statements.
                                       13

UBS Bond Portfolio
Schedule of Investments
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

  FACE                                                                           COUPON      MATURITY      MARKET
  VALUE                             SECURITY DESCRIPTION                           RATE         DATE         VALUE
----------   ------------------------------------------------------------------   ------      --------    -----------
             TOTAL ASSET BACKED SECURITIES (COST $8,099,478)...................                           $ 8,140,214
                                                                                                          -----------
             FOREIGN GOVERNMENT OBLIGATIONS -- 1.0%
             CANADA -- 1.0%
$   50,000   Province Of Ontario...............................................   7.375%      1/27/03          52,745
   700,000   Province Of Quebec................................................   9.000%      5/08/01         751,076
    50,000   Province Of Quebec................................................   9.125%      8/22/01          54,050
                                                                                                          -----------
                                                                                                              857,871
                                                                                                          -----------
             TOTAL FOREIGN GOVERNMENT OBLIGATIONS (COST $854,759)..............                               857,871
                                                                                                          -----------
TOTAL INVESTMENTS AT MARKET VALUE -- 99.4%
  (COST $86,257,303)...........................................................                            86,959,971
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6%..................................                               530,908
                                                                                                          -----------
NET ASSETS -- 100.0%...........................................................                           $87,490,879
                                                                                                          -----------
                                                                                                          -----------

------------------------

*   Non-income producing security.

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1998, the value of these securities amounted to $5,594,172 or 6.39% of net assets.

Note: Based upon the cost of investments of $86,257,303 for Federal Income Tax purposes at June 30, 1998, the aggregate gross unrealized appreciation and depreciation was $738,681 and $36,013, respectively, resulting in net unrealized appreciation of $702,668.

See notes to financial statements.
                                       14

UBS Bond Portfolio
Statement of Assets and Liabilities
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investment, at value (cost $86,257,303)...........................................    $86,959,971
Cash..............................................................................        179,070
Receivable for investment securities sold.........................................        704,523
Dividends and interest receivable.................................................      1,272,626
Deferred organization expenses and other assets...................................         13,230
                                                                                      -----------
     Total Assets.................................................................     89,129,420
                                                                                      -----------

LIABILITIES:
Investment advisory fees payable..................................................         20,477
Administrative services fees payable..............................................          5,342
Payable for investment securities purchased.......................................      1,579,547
Other accrued expenses............................................................         33,175
                                                                                      -----------
     Total Liabilities............................................................      1,638,541
                                                                                      -----------
NET ASSETS........................................................................    $87,490,879
                                                                                      -----------
                                                                                      -----------

------------------------
See notes to financial statements.

UBS Bond Portfolio
Statement of Operations
For the Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest..................................................................                $2,567,901
                                                                                          ----------
     Total income.........................................................                 2,567,901

EXPENSES:
Investment advisory fees..................................................   $187,926
Administrative services fees..............................................     29,233
Custodian fees and expenses...............................................     22,729
Audit fees................................................................     18,688
Fund accounting fees......................................................     17,355
Legal fees................................................................      2,726
Amortization of organization expenses.....................................      2,378
Trustees' fees............................................................      1,984
Miscellaneous expense.....................................................      3,305
                                                                             --------
     Total expenses.......................................................    286,324
     Less: Fee waiver.....................................................    (82,449)
                                                                             --------
     Net expenses.........................................................                   203,875
                                                                                          ----------
Net investment income.....................................................                 2,364,026
                                                                                          ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities transactions..............................                   586,035
Net change in unrealized depreciation of investments......................                  (224,526)
                                                                                          ----------
Net realized and unrealized gain on investments...........................                   361,509
                                                                                          ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......................                $2,725,535
                                                                                          ----------
                                                                                          ----------

------------------------
See notes to financial statements.

UBS Bond Portfolio
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                    SIX MONTHS
                                                                       ENDED             FOR THE
                                                                   JUNE 30, 1998       YEAR ENDED
                                                                    (UNAUDITED)     DECEMBER 31, 1997
                                                                   -------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income...........................................   $   2,364,026      $   3,560,778
Net realized gain on securities.................................         586,035            272,072
Net change in unrealized (depreciation) appreciation of
  investments...................................................        (224,526)           699,788
                                                                   -------------      -------------
Net increase in net assets resulting from operations............       2,725,535          4,532,638
                                                                   -------------      -------------

CAPITAL TRANSACTIONS:
Proceeds from contributions.....................................      25,329,856         34,422,392
Value of withdrawals............................................     (15,325,530)       (17,194,864)
                                                                   -------------      -------------
Net increase in net assets from capital transactions............      10,004,326         17,227,528
                                                                   -------------      -------------

NET INCREASE IN NET ASSETS......................................      12,729,861         21,760,166

NET ASSETS:
Beginning of period.............................................      74,761,018         53,000,852
                                                                   -------------      -------------
End of period...................................................   $  87,490,879      $  74,761,018
                                                                   -------------      -------------
                                                                   -------------      -------------

------------------------
See notes to financial statements.

UBS Bond Portfolio
Financial Highlights
--------------------------------------------------------------------------------

                                                             SIX MONTHS
                                                                ENDED           FOR THE YEAR        APRIL 2, 1996*
                                                            JUNE 30, 1998           ENDED               THROUGH
                                                             (UNAUDITED)      DECEMBER 31, 1997    DECEMBER 31, 1996
                                                            -------------     -----------------    -----------------
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)............      $87,491             $74,761              $53,001
     Ratio of expenses to average net assets(1)..........         0.49%(2)            0.49%                0.50%(2)
     Ratio of net investment income to average net
       assets(1).........................................         5.66%(2)            5.88%                5.83%(2)
     Portfolio turnover..................................           95%                129%                 100%

------------------------
(1) Net of fee waivers. Such fee waivers had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.20% (annualized), 0.25% and 0.45% (annualized) for the respective periods.
(2) Annualized.

See notes to financial statements.

UBS Bond Portfolio
Notes to Financial Statements
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

1. GENERAL
UBS Bond Portfolio (the 'Portfolio'), a separate series of UBS Investor Portfolios Trust (the 'Trust'), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Trust is organized as a trust under the laws of the State of New York. At June 30, 1998, all of the beneficial interests in the Portfolio were held by UBS Bond Fund and UBS Bond Fund, Ltd.

The investment adviser of the Portfolio is Union Bank of Switzerland, New York Branch ('UBS'). Investors Fund Services (Ireland) Limited ('IBT Ireland') acts as the Portfolio's administrator.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements:

A. INVESTMENT VALUATION -- Debt securities with remaining maturities of more than 60 days are normally valued by a pricing service approved by the Portfolio's Board of Trustees (the 'Trustees'). Such pricing service will consider various factors when arriving at a valuation for a security. Such factors include yields and prices of comparable securities, indications as to values from dealers in such securities and general market conditions. In the event a pricing service is unable to price a security, the security will be valued by taking the average of the bid and ask prices as provided by a dealer in such security.

Debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or, in the case of securities purchased with more than 60 days until maturity, at their market value each day until the 61st day prior to maturity, and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and such valuation.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

B. FOREIGN CURRENCY TRANSLATION -- The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rate of exchange at period-end. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Gain/loss on translation of foreign currency includes net exchange gains and losses, gains and losses on disposition of foreign currency and adjustments to the amount of foreign taxes withheld.

The assets and liabilities are presented at the exchange rates and market value at the close of the period. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at period-end are not separately presented. However, gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. Federal income tax purposes.

C. FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the

UBS Bond Portfolio
Notes to Financial Statements
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency contracts are marked-to market daily using the daily exchange rate of the underlying currency and any resulting gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

The Portfolio's use of forward contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The contract or notional amounts reflect the extent of the Portfolio's involvement in these financial instruments. Risks arise from the possible movements in the foreign exchange rates underlying these instruments. The unrealized appreciation/depreciation on forward contracts reflects the Portfolio's exposure at period-end to credit loss in the event of counterparty's failure to perform its obligations.

D. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is accrued daily.

E. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code (the 'Code'). As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Code applicable to regulated investment companies.

F. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Portfolio in connection with its organization in the amount of approximately $30,000 have been deferred and are being amortized on a straight line basis over five years from the Portfolio's commencement of operations (April 2, 1996).

G. OTHER -- The Portfolio bears all costs of its operations other than expenses specifically assumed by UBS and IBT Ireland. Expenses incurred by the Trust on behalf of any two or more portfolios are allocated in proportion to net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to the Portfolio are charged directly to the Portfolio.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY AGREEMENT -- The Portfolio has retained the services of UBS as investment adviser. UBS makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments and operations. As compensation for overall investment management services, the Trust has agreed to pay UBS an investment advisory fee, accrued daily and payable monthly, at an annual rate of 0.45% of the Portfolio's average daily net assets. For the six months ended June 30, 1998, the investment advisory fee amounted to $87,926. UBS voluntarily agreed to waive $82,449 of this amount.

B. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Trust, IBT Ireland provides overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio has agreed to pay IBT Ireland an administrative services fee, accrued daily and payable monthly, at an annual rate of 0.07% of the Portfolio's first $100 million average daily net assets and 0.05% of the Portfolio's average daily net assets in excess of $100 million. For the six months ended June 30, 1998, the administrative services fee amounted to $29,233.

UBS Bond Portfolio
Notes to Financial Statements
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

4. PURCHASE AND SALES OF INVESTMENTS
For the six months ended June 30, 1998, purchases and sales of investment securities, excluding short-term investments, were as follows:

                                                                   PURCHASES        SALES
                                                                  -----------    -----------

U.S. Government Securities.....................................   $41,391,251    $40,548,915
Corporate obligations..........................................    50,245,078     36,985,777
                                                                  -----------    -----------
     Total.....................................................   $91,636,329    $77,534,692
                                                                  -----------    -----------
                                                                  -----------    -----------

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
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--------------------------------------------------------------------------------

                                  UBS Bond Fund
                              200 Clarendon Street
                           Boston, Massachusetts 02116



Investment Adviser                        Union Bank of Switzerland,
                                          New York Branch
                                          1345 Avenue of the Americas
                                          New York, NY 10105

Administrator                             Investors Bank & Trust Company
                                          200 Clarendon Street
                                          Boston, Massachusetts 02116

Distributor                               First Fund Distributors, Inc.
                                          4455 East Camelback Road
                                          Phoenix, AZ 85018

Custodian and Transfer Agent              Investors Bank & Trust Company
                                          200 Clarendon Street
                                          Boston, Massachusetts 02116




    The accompanying financial statements dated as of June 30, 1998 were not audited and, accordingly, no opinion is expressed on them.


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